Accounts receivable, net (Tables)	12 Months Ended
Dec. 31, 2019
Accounts receivable, net
Schedule of Accounts Receivable, Net

Accounts receivable, net, consists of the following:

	As of December 31,
	2018	2019
	RMB	RMB
Accounts receivable	1,549,398	1,811,622
Allowance for doubtful accounts:
Balance at beginning of the year	(1,658)	(1,767)
Additions	(159)	(9,037)
Write-offs	50	78

Balance at end of the year	(1,767)	(10,726)

Accounts receivable, net	1,547,631	1,800,896